FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.0%
EchoStar Corp., Class A Shares	14,030	$256,609	*
Iridium Communications Inc.	12,878	797,534

Total Diversified Telecommunication Services		1,054,143

Entertainment - 0.5%
Marcus Corp.	19,000	304,000
Skillz Inc.	277,600	164,672	*

Total Entertainment		468,672

Interactive Media & Services - 1.1%
Angi Inc.	51,513	116,935	*
Cargurus Inc.	12,025	224,627	*
EverQuote Inc., Class A Shares	3,073	42,715	*
TrueCar Inc.	73,491	169,029	*
Yelp Inc.	17,370	533,259	*

Total Interactive Media & Services		1,086,565

Media - 0.7%
Gannett Co. Inc.	53,448	99,948	*
Perion Network Ltd.	16,702	661,065	*

Total Media		761,013

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems Inc.	7,883	82,850
United States Cellular Corp.	7,044	146,022	*

Total Wireless Telecommunication Services		228,872

TOTAL COMMUNICATION SERVICES		3,599,265

CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 1.4%
Goodyear Tire & Rubber Co.	38,000	418,760	*
Modine Manufacturing Co.	30,000	691,500	*
Patrick Industries Inc.	4,009	275,859

Total Automobile Components		1,386,119

Automobiles - 0.2%
Winnebago Industries Inc.	4,076	235,185

Broadline Retail - 0.2%
Macy’s Inc.	13,361	233,684

Diversified Consumer Services - 0.8%
2U Inc.	35,700	244,545	*
American Public Education Inc.	17,000	92,140	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	1

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Diversified Consumer Services - (continued)
Chegg Inc.	16,000	$260,800	*
Perdoceo Education Corp.	18,707	251,235	*

Total Diversified Consumer Services		848,720

Hotels, Restaurants & Leisure - 2.3%
Bloomin’ Brands Inc.	26,056	668,337
Cracker Barrel Old Country Store Inc.	802	91,107
Fiesta Restaurant Group Inc.	10,622	87,313	*
International Game Technology PLC	20,000	536,000
Penn Entertainment Inc.	4,008	118,877	*
Playa Hotels & Resorts NV	44,000	422,400	*
Red Robin Gourmet Burgers Inc.	3,741	53,571	*
SeaWorld Entertainment Inc.	6,000	367,860	*

Total Hotels, Restaurants & Leisure		2,345,465

Household Durables - 2.5%
Beazer Homes USA Inc.	44,094	700,213	*
Ethan Allen Interiors Inc.	12,693	348,550
GoPro Inc., Class A Shares	28,060	141,142	*
M/I Homes Inc.	6,948	438,349	*
MDC Holdings Inc.	4,676	181,756
Meritage Homes Corp.	6,014	702,194

Total Household Durables		2,512,204

Leisure Products - 0.3%
JAKKS Pacific Inc.	17,000	294,100	*

Specialty Retail - 3.3%
Academy Sports & Outdoors Inc.	12,693	828,218
Dick’s Sporting Goods Inc.	4,009	568,837
Genesco Inc.	4,143	152,794	*
Hibbett Inc.	6,681	394,046
Signet Jewelers Ltd.	8,686	675,597
TravelCenters of America Inc.	8,552	739,748	*

Total Specialty Retail		3,359,240

Textiles, Apparel & Luxury Goods - 0.4%
Lakeland Industries Inc.	11,357	165,812
Movado Group Inc.	9,353	269,086

Total Textiles, Apparel & Luxury Goods		434,898

TOTAL CONSUMER DISCRETIONARY		11,649,615

CONSUMER STAPLES - 4.1%
Beverages - 0.6%
Coca-Cola Consolidated Inc.	1,203	643,701

See Notes to Schedule of Investments.

2	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Staples Distribution & Retail - 0.7%
Andersons Inc.	7,500	$309,900
Sprouts Farmers Market Inc.	13,000	455,390	*

Total Consumer Staples Distribution & Retail		765,290

Food Products - 1.4%
Cal-Maine Foods Inc.	1,900	115,691
Darling Ingredients Inc.	7,900	461,360	*
John B Sanfilippo & Son Inc.	4,009	388,552
Simply Good Foods Co.	11,357	451,668	*

Total Food Products		1,417,271

Personal Care Products - 0.7%
Edgewell Personal Care Co.	8,500	360,570
Nature’s Sunshine Products Inc.	11,491	117,323	*
USANA Health Sciences Inc.	3,274	205,935	*

Total Personal Care Products		683,828

Tobacco - 0.7%
Turning Point Brands Inc.	7,349	154,329
Vector Group Ltd.	44,094	529,569

Total Tobacco		683,898

TOTAL CONSUMER STAPLES		4,193,988

ENERGY - 6.3%
Energy Equipment & Services - 1.1%
Helmerich & Payne Inc.	10,300	368,225
Nabors Industries Ltd.	2,000	243,820	*
Patterson-UTI Energy Inc.	27,000	315,900
RPC Inc.	32,000	246,080

Total Energy Equipment & Services		1,174,025

Oil, Gas & Consumable Fuels - 5.2%
DHT Holdings Inc.	40,000	432,400
Diamondback Energy Inc.	5,011	677,337
Golar LNG Ltd.	19,375	418,500	*
Murphy Oil Corp.	20,043	741,190
Ovintiv Inc.	6,000	216,480
PDC Energy Inc.	4,343	278,734
Ranger Oil Corp., Class A Shares	10,000	408,400
SandRidge Energy Inc.	41,948	604,471	*
Scorpio Tankers Inc.	6,000	337,860
SM Energy Co.	23,383	658,465
Teekay Tankers Ltd., Class A Shares	11,400	489,402	*

Total Oil, Gas & Consumable Fuels		5,263,239

TOTAL ENERGY		6,437,264

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	3

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 16.0%
Banks - 7.6%
Associated Banc-Corp.	19,000	$341,620
Berkshire Hills Bancorp Inc.	18,707	468,797
Carter Bankshares Inc.	30,022	420,308	*
Central Pacific Financial Corp.	11,491	205,689
Columbia Banking System Inc.	9,553	204,626
CrossFirst Bankshares Inc.	20,000	209,600	*
Equity Bancshares Inc., Class A Shares	9,554	232,831
Financial Institutions Inc.	10,021	193,205
First BanCorp	54,757	625,325
First Commonwealth Financial Corp.	21,810	271,098
First Financial Corp.	6,614	247,893
First Horizon Corp.	26,724	475,153
First Internet Bancorp	6,013	100,116
Flushing Financial Corp.	20,043	298,440
Hancock Whitney Corp.	7,518	273,655
Hanmi Financial Corp.	30,545	567,221
Heartland Financial USA Inc.	3,674	140,935
Heritage Financial Corp.	8,685	185,859
HomeStreet Inc.	7,349	132,209
HomeTrust Bancshares Inc.	8,017	197,138
Hope Bancorp Inc.	32,269	316,882
Midland States Bancorp Inc.	14,221	304,614
New York Community Bancorp Inc.	40,235	363,724
OFG Bancorp	18,467	460,567
Peoples Bancorp Inc.	10,355	266,641
Washington Federal Inc.	10,000	301,200

Total Banks		7,805,346

Capital Markets - 0.8%
BGC Partners Inc., Class A Shares	87,455	457,389
CION Investment Corp.	22,300	220,101
Evercore Inc., Class A Shares	1,336	154,148

Total Capital Markets		831,638

Consumer Finance - 1.1%
Bread Financial Holdings Inc.	3,674	111,396
Enova International Inc.	16,000	710,880	*
Navient Corp.	16,000	255,840

Total Consumer Finance		1,078,116

See Notes to Schedule of Investments.

4	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Financial Services - 3.9%
A-Mark Precious Metals Inc.	8,500	$294,525
Cannae Holdings Inc.	15,000	302,700	*
Essent Group Ltd.	5,151	206,298
International Money Express Inc.	9,800	252,644	*
Jackson Financial Inc., Class A Shares	15,000	561,150
MGIC Investment Corp.	44,763	600,719
Mr. Cooper Group Inc.	8,685	355,824	*
NMI Holdings Inc., Class A Shares	13,361	298,351	*
Radian Group Inc.	35,087	775,423
StoneCo Ltd., Class A Shares	37,000	352,980	*

Total Financial Services		4,000,614

Insurance - 2.1%
Ambac Financial Group Inc.	24,000	371,520	*
Genworth Financial Inc., Class A Shares	100,216	503,085	*
ProAssurance Corp.	12,025	222,222
RLI Corp.	2,500	332,275
Safety Insurance Group Inc.	5,212	388,398
Stewart Information Services Corp.	8,017	323,486

Total Insurance		2,140,986

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Ladder Capital Corp.	29,000	274,050
Redwood Trust Inc.	36,918	248,827

Total Mortgage Real Estate Investment Trusts (REITs)		522,877

TOTAL FINANCIALS		16,379,577

HEALTH CARE - 15.0%
Biotechnology - 6.6%
2seventy bio Inc.	12,000	122,400	*
Abeona Therapeutics Inc.	8,551	24,114	*
ACADIA Pharmaceuticals Inc.	18,200	342,524	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	*(a)(b)(c)
Aeglea BioTherapeutics Inc.	30,064	8,719	*
Agios Pharmaceuticals Inc.	7,727	177,489	*
Akebia Therapeutics Inc.	80,173	44,929	*
Alaunos Therapeutics Inc.	128,783	81,133	*
Alector Inc.	14,297	88,498	*
Alkermes PLC	13,562	382,313	*
Anika Therapeutics Inc.	5,010	143,887	*
Aptevo Therapeutics Inc.	10,288	20,987	*
Arbutus Biopharma Corp.	30,064	91,094	*
Ardelyx Inc.	147,000	704,130	*
Arrowhead Pharmaceuticals Inc.	1,669	42,393	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	5

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Assembly Biosciences Inc.	79,545	$66,850	*
Atara Biotherapeutics Inc.	28,000	81,200	*
Beyondspring Inc.	12,092	13,543	*
Bluebird Bio Inc.	23,000	73,140	*
Caribou Biosciences Inc.	14,030	74,499	*
CASI Pharmaceuticals Holdings Inc.	23,723	54,563	*
Chimerix Inc.	26,992	34,010	*
Cyclerion Therapeutics Inc.	75,786	32,884	*
CytomX Therapeutics Inc.	33,405	50,442	*
Deciphera Pharmaceuticals Inc.	8,685	134,183	*
Eagle Pharmaceuticals Inc.	5,475	155,326	*
Editas Medicine Inc.	8,000	58,000	*
Enanta Pharmaceuticals Inc.	2,900	117,276	*
GlycoMimetics Inc.	116,129	146,323	*
Gritstone bio Inc.	26,724	74,293	*
Heron Therapeutics Inc.	28,000	42,280	*
Homology Medicines Inc.	50,000	51,500	*
Icosavax Inc.	15,000	87,000	*
Infinity Pharmaceuticals Inc.	120,000	19,200	*
Inovio Pharmaceuticals Inc.	60,000	49,200	*
Intercept Pharmaceuticals Inc.	7,349	98,697	*
Ironwood Pharmaceuticals Inc.	15,000	157,800	*
iTeos Therapeutics Inc.	4,342	59,095	*
Jounce Therapeutics Inc.	23,383	43,259	*
MacroGenics Inc.	32,000	229,440	*
NextCure Inc.	23,383	34,607	*
PDL BioPharma Inc.	152,500	192,150	*(a)(b)
Precigen Inc.	33,405	35,409	*
Precision BioSciences Inc.	68,684	51,760	*
Protagonist Therapeutics Inc.	14,000	322,000	*
Prothena Corp. PLC	1,700	82,399	*
Puma Biotechnology Inc.	23,383	72,253	*
RAPT Therapeutics Inc.	4,000	73,400	*
REGENXBIO Inc.	5,478	103,589	*
Rigel Pharmaceuticals Inc.	53,448	70,551	*
Sangamo Therapeutics Inc.	26,000	45,760	*
Savara Inc.	177,634	346,386	*
Sio Gene Therapies Inc.	53,448	21,593	*
Solid Biosciences Inc.	9,333	44,238	*
Spectrum Pharmaceuticals Inc.	80,173	60,130	*

See Notes to Schedule of Investments.

6	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Surface Oncology Inc.	54,947	$38,397	*
Sutro Biopharma Inc.	21,463	99,159	*
Synlogic Inc.	75,017	47,411	*
Syros Pharmaceuticals Inc.	4,209	11,238	*
T2 Biosystems Inc.	5,010	2,305	*
uniQure NV	4,500	90,630	*
UNITY Biotechnology Inc.	10,000	16,300	*
Vanda Pharmaceuticals Inc.	18,707	127,020	*
Vaxcyte Inc.	1,200	44,976	*
Verastem Inc.	104,558	43,412	*
Vir Biotechnology Inc.	7,349	171,011	*
Voyager Therapeutics Inc.	17,171	132,388	*
Xencor Inc.	4,409	122,967	*

Total Biotechnology		6,782,052

Health Care Equipment & Supplies - 2.8%
Avanos Medical Inc.	5,946	176,834	*
Electromed Inc.	23,196	241,238	*
Haemonetics Corp.	2,500	206,875	*
iRadimed Corp.	4,208	165,585
Lantheus Holdings Inc.	3,000	247,680	*
Masimo Corp.	1,905	351,549	*
QuidelOrtho Corp.	3,007	267,893	*
Semler Scientific Inc.	4,000	107,200	*
Shockwave Medical Inc.	3,207	695,374	*
Varex Imaging Corp.	12,025	218,735	*
Zynex Inc.	17,638	211,656	*

Total Health Care Equipment & Supplies		2,890,619

Health Care Providers & Services - 3.7%
Addus HomeCare Corp.	3,675	392,343	*
Alignment Healthcare Inc.	18,800	119,568	*
AMN Healthcare Services Inc.	4,677	388,004	*
Cross Country Healthcare Inc.	13,000	290,160	*
Ensign Group Inc.	10,126	967,438
Fulgent Genetics Inc.	4,276	133,497	*
InfuSystem Holdings Inc.	12,025	93,194	*
Joint Corp.	10,021	168,653	*
ModivCare Inc.	3,300	277,464	*
Owens & Minor Inc.	8,017	116,647	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	7

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
PetIQ Inc.	30,000	$343,200	*
Tenet Healthcare Corp.	8,018	476,430	*

Total Health Care Providers & Services		3,766,598

Health Care Technology - 0.5%
NextGen Healthcare Inc.	18,888	328,840	*
Veradigm Inc.	12,500	163,125	*

Total Health Care Technology		491,965

Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp.	18,000	158,940	*
PhenomeX Inc.	36,000	41,760	*
Quanterix Corp.	7,000	78,890	*

Total Life Sciences Tools & Services		279,590

Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals Inc.	8,685	325,687	*
Assertio Holdings Inc.	50,108	319,188	*
Cara Therapeutics Inc.	13,361	65,603	*
Corcept Therapeutics Inc.	8,000	173,280	*
Nektar Therapeutics	30,000	21,087	*
SIGA Technologies Inc.	12,600	72,450
Theravance Biopharma Inc.	10,021	108,728	*
VYNE Therapeutics Inc.	5,196	16,004	*

Total Pharmaceuticals		1,102,027

TOTAL HEALTH CARE		15,312,851

INDUSTRIALS - 18.0%
Aerospace & Defense - 0.5%
AAR Corp.	10,021	546,646	*

Building Products - 0.9%
Alpha Pro Tech Ltd.	17,705	73,653	*
Masonite International Corp.	8,820	800,591	*

Total Building Products		874,244

Commercial Services & Supplies - 0.5%
CoreCivic Inc.	34,474	317,161	*
GEO Group Inc.	23,383	184,492	*

Total Commercial Services & Supplies		501,653

Construction & Engineering - 1.9%
Argan Inc.	8,479	343,145
Dycom Industries Inc.	5,345	500,559	*
Granite Construction Inc.	9,500	390,260

See Notes to Schedule of Investments.

8	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Construction & Engineering - (continued)
MYR Group Inc.	3,007	$378,912	*
Orion Group Holdings Inc.	112,926	292,479	*

Total Construction & Engineering		1,905,355

Electrical Equipment - 0.9%
Atkore Inc.	2,500	351,200	*
Encore Wire Corp.	2,000	370,660
SunPower Corp.	16,034	221,911	*

Total Electrical Equipment		943,771

Ground Transportation - 1.7%
ArcBest Corp.	5,345	493,985
Covenant Logistics Group Inc.	15,366	544,264
Werner Enterprises Inc.	16,034	729,386

Total Ground Transportation		1,767,635

Machinery - 2.1%
Briggs & Stratton Corp.	158,200	0	*(a)(b)(c)
Greenbrier Cos. Inc.	11,156	358,889
Manitowoc Co. Inc.	23,383	399,615	*
Terex Corp.	12,025	581,769
Titan International Inc.	51,860	543,493	*
Wabash National Corp.	12,000	295,080

Total Machinery		2,178,846

Professional Services - 4.5%
Barrett Business Services Inc.	4,200	372,288
CRA International Inc.	4,677	504,274
ExlService Holdings Inc.	5,011	810,930	*
Exponent Inc.	3,675	366,361
Heidrick & Struggles International Inc.	7,349	223,116
Insperity Inc.	7,216	877,105
Kforce Inc.	12,026	760,524
TriNet Group Inc.	5,000	403,050	*
TrueBlue Inc.	13,328	237,238	*

Total Professional Services		4,554,886

Trading Companies & Distributors - 5.0%
BlueLinx Holdings Inc.	7,600	516,496	*
Boise Cascade Co.	5,345	338,071
Herc Holdings Inc.	5,345	608,796
MRC Global Inc.	46,767	454,575	*
NOW Inc.	66,810	744,931	*
Rush Enterprises Inc., Class A Shares	11,357	620,092
Titan Machinery Inc.	15,000	456,750	*

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	9

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (continued)
Triton International Ltd.	9,354	$591,360
Veritiv Corp.	5,948	803,813

Total Trading Companies & Distributors		5,134,884

TOTAL INDUSTRIALS		18,407,920

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.5%
ADTRAN Holdings Inc.	19,375	307,287
Applied Optoelectronics Inc.	34,741	76,778	*
Extreme Networks Inc.	30,064	574,824	*
Inseego Corp.	82,800	48,223	*
NETGEAR Inc.	15,000	277,650	*
NetScout Systems Inc.	9,687	277,532	*

Total Communications Equipment		1,562,294

Electronic Equipment, Instruments & Components - 1.4%
Arlo Technologies Inc.	44,963	272,476	*
Avnet Inc.	4,008	181,161
Sanmina Corp.	8,017	488,957	*
TTM Technologies Inc.	21,379	288,403	*
Vishay Intertechnology Inc.	8,017	181,344

Total Electronic Equipment, Instruments & Components		1,412,341

IT Services - 0.7%
DigitalOcean Holdings Inc.	12,200	477,874	*
Grid Dynamics Holdings Inc.	19,709	225,865	*

Total IT Services		703,739

Semiconductors & Semiconductor Equipment - 2.4%
Alpha & Omega Semiconductor Ltd.	9,000	242,550	*
Amkor Technology Inc.	26,000	676,520
Axcelis Technologies Inc.	5,000	666,250	*
Kulicke & Soffa Industries Inc.	8,017	422,416
Photronics Inc.	26,724	443,084	*

Total Semiconductors & Semiconductor Equipment		2,450,820

Software - 4.8%
8x8 Inc.	49,000	204,330	*
A10 Networks Inc.	34,340	531,927
Alarm.com Holdings Inc.	5,011	251,953	*
Box Inc., Class A Shares	16,000	428,640	*
Cleanspark Inc.	70,000	194,600	*
CommVault Systems Inc.	8,441	478,942	*
Couchbase Inc.	25,000	351,500	*
Domo Inc., Class B Shares	4,008	56,873	*

See Notes to Schedule of Investments.

10	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
eGain Corp.	20,644	$156,688	*
LiveRamp Holdings Inc.	12,617	276,691	*
Matterport Inc.	70,700	193,011	*
Qualys Inc.	5,078	660,242	*
Tenable Holdings Inc.	11,357	539,571	*
Varonis Systems Inc.	13,500	351,135	*
Zuora Inc., Class A Shares	24,051	237,624	*

Total Software		4,913,727

Technology Hardware, Storage & Peripherals - 0.7%
Stratasys Ltd.	12,025	198,773	*
Super Micro Computer Inc.	4,700	500,785	*

Total Technology Hardware, Storage & Peripherals		699,558

TOTAL INFORMATION TECHNOLOGY		11,742,479

MATERIALS - 3.8%
Chemicals - 1.7%
AdvanSix Inc.	12,025	460,197
American Vanguard Corp.	12,827	280,655
Ecovyst Inc.	27,000	298,350	*
Rayonier Advanced Materials Inc.	42,532	266,676	*
Tronox Holdings PLC	25,756	370,371

Total Chemicals		1,676,249

Containers & Packaging - 0.4%
O-I Glass Inc.	18,000	408,780	*

Metals & Mining - 1.0%
Kaiser Aluminum Corp.	3,700	276,131
SunCoke Energy Inc.	85,362	766,551

Total Metals & Mining		1,042,682

Paper & Forest Products - 0.7%
Clearwater Paper Corp.	10,989	367,252	*
Sylvamo Corp.	7,500	346,950

Total Paper & Forest Products		714,202

TOTAL MATERIALS		3,841,913

REAL ESTATE - 4.6%
Health Care REITs - 0.8%
CareTrust REIT Inc.	21,463	420,246
National Health Investors Inc.	7,400	381,692

Total Health Care REITs		801,938

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	11

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Hotel & Resort REITs - 2.6%
Apple Hospitality REIT Inc.	33,405	$518,446
Chatham Lodging Trust	24,854	260,718
DiamondRock Hospitality Co.	65,682	533,995
Hersha Hospitality Trust, Class A Shares	66,810	448,963
Park Hotels & Resorts Inc.	13,500	166,860
Pebblebrook Hotel Trust	17,370	243,875
RLJ Lodging Trust	28,125	298,125
Ryman Hospitality Properties Inc.	2,500	224,325

Total Hotel & Resort REITs		2,695,307

Industrial REITs - 0.2%
Innovative Industrial Properties Inc.	2,662	202,285

Office REITs - 0.2%
Piedmont Office Realty Trust Inc., Class A Shares	23,717	173,134

Real Estate Management & Development - 0.6%
Forestar Group Inc.	22,047	343,051	*
RE/MAX Holdings Inc., Class A Shares	13,000	243,880

Total Real Estate Management & Development		586,931

Residential REITs - 0.2%
Apartment Investment and Management Co., Class A Shares	25,000	192,250

TOTAL REAL ESTATE		4,651,845

UTILITIES - 3.3%
Electric Utilities - 2.3%
ALLETE Inc.	7,350	473,120
IDACORP Inc.	2,500	270,825
Otter Tail Corp.	4,009	289,730
PNM Resources Inc.	10,689	520,341
Portland General Electric Co.	17,036	832,890

Total Electric Utilities		2,386,906

Gas Utilities - 0.6%
National Fuel Gas Co.	4,878	281,656
Northwest Natural Holding Co.	6,949	330,494

Total Gas Utilities		612,150

Water Utilities - 0.4%
Consolidated Water Co. Ltd.	23,498	386,072

TOTAL UTILITIES		3,385,128

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $99,412,850)		99,601,845

See Notes to Schedule of Investments.

12	Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. SMALL CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.3%
Invesco Treasury Portfolio, Institutional Class
(Cost - $1,300,905)	4.716%	1,300,905	$1,300,905	(d)

TOTAL INVESTMENTS - 98.8% (Cost - $100,713,755)			100,902,750
Other Assets in Excess of Liabilities - 1.2%			1,215,515

TOTAL NET ASSETS - 100.0%			$102,118,265

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Small Cap Equity Fund 2023 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

15

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$15,120,701	—	$192,150		$15,312,851
Industrials	18,407,920	—	0	*	18,407,920
Other Common Stocks	65,881,074	—	—		65,881,074

Total Long-Term Investments	99,409,695	—	192,150		99,601,845

Short-Term Investments†	1,300,905	—	—		1,300,905

Total Investments	$100,710,600	—	$192,150		$100,902,750

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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